Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Share Capital [Member]	Reverse recapitalization reserve [member]	Merger reserve [member]	Reserve of share-based payments [member]	Statutory reserve [member]	Capital reserve [member]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total equity [member]
Beginning balance, value at Sep. 30, 2024	$ 130,300	$ (79,596)	$ 9,257	$ 32,786	$ 21,238	$ 9,614	$ (106,599)	$ 2,564	$ 19,564	$ 438	$ 20,002
IfrsStatementLineItems [Line Items]
Net income (loss) for the period							(4,131)		(4,131)	337	(3,794)
Exchange difference on transaction of financial statements of foreign operations								(563)	(563)	(16)	(579)
Total comprehensive loss for the period							(4,131)	(563)	(4,694)	321	(4,373)
Conversion of long-term notes into common shares	2,901								2,901		2,901
Equity compensation - employee share-based compensation				758					758		758
Issuance of new shares for equity financing	6,760								6,760		6,760
Ending balance, value at Mar. 31, 2025	139,961	(79,596)	9,257	33,544	21,238	9,614	(110,730)	2,001	25,289	759	26,048
Beginning balance, value at Sep. 30, 2025	149,053	(79,596)	9,257	35,399	21,238	9,614	(119,400)	1,092	26,657	236	26,893
IfrsStatementLineItems [Line Items]
Net income (loss) for the period							(3,327)		(3,327)	736	(2,591)
Exchange difference on transaction of financial statements of foreign operations								668	668	16	684
Total comprehensive loss for the period							(3,327)	668	(2,659)	752	(1,907)
Shares issued for paying off interest payable	1,881								1,881		1,881
Conversion of long-term notes into common shares	1,401								1,401		1,401
Equity compensation - employee share-based compensation				2,691					2,691		2,691
Ending balance, value at Mar. 31, 2026	$ 152,335	$ (79,596)	$ 9,257	$ 38,090	$ 21,238	$ 9,614	$ (122,727)	$ 1,760	$ 29,971	$ 988	$ 30,959